Annual Total Returns- Vanguard Alternative Strategies Fund (Retail) [BarChart] - Retail - Vanguard Alternative Strategies Fund - Investor Shares	2016	2017	2018	2019	2020
Total	2.61%	0.35%	2.28%	9.40%	(18.80%)